Subsequent Events - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Feb. 24, 2022 USD ($) ft² State Landparcel StorageFacility StorageProperty StorageUnit $ / shares shares	Feb. 08, 2022 USD ($)	Mar. 17, 2021 USD ($)	Feb. 28, 2022 shares	Apr. 30, 2021 shares	Dec. 31, 2021 State StorageFacility shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Number Of Self Storage Units | StorageFacility						139
Number of states located for self storage facilities | State						18
Key Bank
Subsequent Event [Line Items]
Proceeds from line of credit | $			$ 451,000,000
LTIPs | Performance Based Awards
Subsequent Event [Line Items]
Issuance of equity awards						148,387	130,638
Percentage of established target performance criteria						200.00%
LTIPs | Performance Based Awards | Minimum
Subsequent Event [Line Items]
Percentage of established target performance criteria						0.00%
LTIPs | Performance Based Awards | Maximum
Subsequent Event [Line Items]
Percentage of established target performance criteria						200.00%
LTIPs | Performance Based Awards | Executive Officers
Subsequent Event [Line Items]
Issuance of equity awards					148,387
LTIPs | Performance Based Awards | Executive Officers | Subsequent Event
Subsequent Event [Line Items]
Issuance of equity awards				113,400
Percentage of established target performance criteria				200.00%
Vesting period				3 years
LTIPs | Performance Based Awards | Executive Officers | Minimum | Subsequent Event
Subsequent Event [Line Items]
Percentage of established target performance criteria				0.00%
LTIPs | Performance Based Awards | Executive Officers | Maximum | Subsequent Event
Subsequent Event [Line Items]
Percentage of established target performance criteria				200.00%
LTIPs | Time Based Awards
Subsequent Event [Line Items]
Issuance of equity awards						222,581	214,521
LTIPs | Time Based Awards | Executive Officers
Subsequent Event [Line Items]
Issuance of equity awards					222,581
Vesting period					4 years
LTIPs | Time Based Awards | Executive Officers | Subsequent Event
Subsequent Event [Line Items]
Issuance of equity awards				170,100
Vesting period				4 years
Algonquin Property | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred | $		$ 19,000,000
Algonquin Property | Subsequent Event | Credit Facility Revolver | Key Bank
Subsequent Event [Line Items]
Proceeds from line of credit | $		$ 19,000,000
SSGT II Merger Agreement
Subsequent Event [Line Items]
Conversion of right to receive shares, description						will be converted into the right to receive 0.9118 shares of our Class A Shares
Number of self storage facilities | StorageFacility	10
Number Of Self Storage Units | StorageUnit	7,740
Number of states located for self storage facilities | State	7
Net Rentable Area | ft²	853,900
Percentage of membership interest	50.00%
SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Number of self storage facilities | StorageFacility	10
Number Of Self Storage Units | StorageUnit	7,740
Number of states located for self storage facilities | State	7
Net Rentable Area | ft²	853,900
Percentage of membership interest	50.00%
Remaining percentage of membership interest	50.00%
Number of operating self storage property | StorageProperty	1
Number of land parcels developed into self storage facilities | Landparcel	2
SSGT II Merger Agreement | Subsequent Event | Termination Under Certain Other Circumstances Member
Subsequent Event [Line Items]
Termination payment | $	$ 5,200,000
SSGT II Merger Agreement | Subsequent Event | Termination Arising out of the Go Shop
Subsequent Event [Line Items]
Termination payment | $	2,600,000
SSGT II Merger Agreement | Maximum | Subsequent Event
Subsequent Event [Line Items]
Customer expense reimbursement | $	$ 1,000,000
SmartStop Common Stock | SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Number of right to receive shares from conversion	0.9118
SSGT II Common Stock | SSGT II Merger Agreement | Subsequent Event
Subsequent Event [Line Items]
Common Stock, par value | $ / shares	$ 0.001